NOTES PAYABLE AND PROMISSORY NOTES (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of maturities for notes payable

Remainder of 2021	$5,921
2022	23,685
2023	23,685
2024	23,685
2025	17,664
2026 and thereafter	14,654
Total future payments	109,294
Less: Interest	(18,638)
Total notes payable	90,656
Less current portion	(17,438)
Long-term notes payable	$73,218